Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	FORESIGHT AUTONOMOUS HOLDINGS LTD.
Trading Symbol	FRSX
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	322,652,016
Amendment Flag	false
Entity Central Index Key	0001691221
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-38094
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	7 Golda Meir
Entity Address, City or Town	Ness Ziona
Entity Address, Postal Zip Code	7403650
Entity Address, Country	IL
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary Shares, no par value
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Shell Company Report	false
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	7 Golda Meir
Entity Address, City or Town	Ness Ziona
Entity Address, Postal Zip Code	7403650
Entity Address, Country	IL
Contact Personnel Name	Haim Siboni
City Area Code	+972
Local Phone Number	077-9709030